Investments in airport concessions - Master Development Plan (Details) - Master Development Plan - MXN ($) $ in Thousands	Oct. 19, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 04, 2012
Investment in airport concessions
Master development program obligations using prior year values			$ 16,005,044
Master development program obligations using current year values		$ 16,633,614
Period for investments to be deferred	24 months
Master development program obligations		20,417,327
Land potential investment in airport concession cost		1,426,363	$ 1,426,363	$ 1,426,363
Land acquired that was authorized to be included as investment in airport concessions					$ 386,538
Land acquired that may potentially be included as investment in airport concessions					$ 77,306
Authorized investment included in Airport concessions of subsequent programs		365,278
Remaining investment to be recognized for a cost		330,490
2026
Investment in airport concessions
Master development program obligations using current year values	$ 640,274
Master development program obligations	866,304	3,750,395
2027
Investment in airport concessions
Master development program obligations using current year values	583,222
Master development program obligations	$ 405,243	3,793,362
2028
Investment in airport concessions
Master development program obligations		4,057,683
2029
Investment in airport concessions
Master development program obligations		4,447,839
2030
Investment in airport concessions
Master development program obligations		$ 4,368,049